Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases, Assets And Liabilities [Abstract]
Schedule of Changes in Right-of-Use Assets
The following table presents changes in the cost and the accumulated depreciation of the Company’s right-of-use assets:

	Retail stores	Manufacturing facilities	Other	Total
Cost	$	$	$	$
April 3, 2022	296.3	36.7	17.4	350.4
Additions	82.8	8.2	39.6	130.6
Additions from business combinations (note 5)	1.5	—	1.8	3.3
Lease modifications	2.4	—	—	2.4
Derecognition on termination	(1.8)	—	(1.0)	(2.8)
Impact of foreign currency translation	15.5	—	0.6	16.1
April 2, 2023	396.7	44.9	58.4	500.0
Additions	29.8	0.2	2.7	32.7
Additions from business combinations (note 5)	—	1.2	—	1.2
Lease modifications	31.9	—	1.8	33.7
Derecognition on termination	(5.1)	(2.1)	(1.8)	(9.0)
Impact of foreign currency translation	(3.0)	—	(0.2)	(3.2)
March 31, 2024	450.3	44.2	60.9	555.4

	Retail stores	Manufacturing facilities	Other	Total
Accumulated depreciation	$	$	$	$
April 3, 2022	110.1	15.2	9.9	135.2
Depreciation	55.5	5.4	7.2	68.1
Derecognition on termination	(1.2)	—	(1.0)	(2.2)
Impairment losses	0.8	—	—	0.8
Impact of foreign currency translation	5.9	—	0.4	6.3
April 2, 2023	171.1	20.6	16.5	208.2
Depreciation	63.8	5.5	7.3	76.6
Derecognition on termination	(5.1)	(2.1)	(1.8)	(9.0)
Impairment losses	1.0	—	—	1.0
Impact of foreign currency translation	(1.1)	—	(0.1)	(1.2)
March 31, 2024	229.7	24.0	21.9	275.6

Net book value
April 2, 2023	225.6	24.3	41.9	291.8
March 31, 2024	220.6	20.2	39.0	279.8

Schedule of Changes in and Classification of Lease Liabilities
The following table presents the changes in the Company's lease liabilities:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
April 3, 2022	217.2	24.8	8.7	250.7
Additions	82.1	8.2	39.6	129.9
Additions from business combinations (note 5)	1.5	—	1.7	3.2
Lease modifications	2.4	—	—	2.4
Derecognition on termination	(0.7)	—	—	(0.7)
Principal payments	(54.5)	(5.3)	(2.4)	(62.2)
Impact of foreign currency translation	11.2	—	0.3	11.5
April 2, 2023	259.2	27.7	47.9	334.8
Additions	29.7	0.2	2.3	32.2
Additions from business combinations (note 5)	—	1.2	—	1.2
Lease modifications	31.9	—	1.8	33.7
Principal payments	(63.0)	(5.3)	(0.9)	(69.2)
Impact of foreign currency translation	(2.1)	—	(0.1)	(2.2)
March 31, 2024	255.7	23.8	51.0	330.5
Lease liabilities are classified as current and non-current liabilities as follows:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
Current lease liabilities	64.7	6.1	5.3	76.1
Non-current lease liabilities	194.5	21.6	42.6	258.7
April 2, 2023	259.2	27.7	47.9	334.8

Current lease liabilities	65.8	6.3	7.8	79.9
Non-current lease liabilities	189.9	17.5	43.2	250.6
March 31, 2024	255.7	23.8	51.0	330.5